31. Investments	12 Months Ended
Dec. 31, 2020
Investment Abstract
Investments
31.	Investments
31.1.	Information on direct subsidiaries, joint arrangements and associates
	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100	100	46,266	5,212	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100	100	951	258	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100	100	86	256	Brazil
Petrobras Gás S.A. - Gaspetro	Gas & Power	51	51	435	64	Brazil
Petrobras Biocombustível S.A.	Corporate, others	100	100	275	30	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100	100	32	(49)	Brazil
Termomacaé S.A.	Gas & Power	100	100	86	4	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100	100	110	2	Cayman Islands
Breitener Energética S.A.	Gas & Power	94	94	139	6	Brazil
Termobahia S.A.	Gas & Power	99	99	115	1	Brazil
Baixada Santista Energia S.A.	Gas & Power	100	100	68	13	Brazil
Petrobras Comercializadora de Energia S.A.. - PBEN	Gas & Power	100	100	12	7	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99	99	3	(14)	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72	72	4	(9)	Brazil
5283 Participações LTDA	Corporate, others	100	100	−	−	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	Gas & Power	51	51	81	111	Brazil
Refinaria de Mucuripe S.A. (i)	RT&M	100	100	−	−	Brazil
Refinaria de Manaus S.A. (i)	RT&M	100	100	−	−	Brazil
Paraná Xisto S.A (i)	RT&M	100	100	−	−	Brazil
Refinaria de Mataripe S.A. (i)	RT&M	100	100	−	−	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50	50	40	14	Brazil
Ibiritermo S.A.	Gas & Power	50	50	23	9	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30	30	157	(64)	Brazil
Cia Energética Manauara	Gas & Power	40	40	38	3	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50	50	37	21	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33	33	3	(12)	Brazil
Brasympe Energia S.A.	Gas & Power	20	20	14	−	Brazil
Brentech Energia S.A.	Gas & Power	30	30	20	6	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	35	35	12	3	Brazil
Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49	49	5	−	Brazil
Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49	49	6	−	Brazil
Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	49	49	4	−	Brazil
Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica S.A.	Gas & Power	51	51	4	−	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45	45	−	−	Brazil
Participações em Complexos Bioenergéticos S.A. - PCBIOS	Corporate, others	50	50	−	−	Brazil
GNL Gemini Comercialização e Logística de Gás LTDA.	Gas & Power	40	40	30	4	Brazil
Associates
Braskem S.A. (ii)	E&P	36	47	(859)	(1,531)	Brazil
UEG Araucária Ltda.	E&P	19	19	26	(39)	Brazil
Petrobras Distribuidora S.A. - BR (ii)	Corporate, others	38	38	1,850	147	Brazil
Deten Química S.A.	RT&M	28	28	110	41	Brazil
Energética SUAPE II S.A.	Corporate, others	20	20	82	24	Brazil
Termoelétrica Potiguar S.A. - TEP	Gas & Power	20	20	47	4	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	39	39	−	−	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30	30	−	−	Brazil
Nova Transportadora do Sudeste S.A. - NTS	Gas & Power	10	10	412	490	Brazil
Transportadora Sulbrasileira de Gás - TSB	Gas & Power	25.00	25.00	4	1	Brazil

(i) Companies legally established, with capital contribution of US$ 58 thousand for each company.
(ii) Equity and net income at September 30, 2020, most current public information.

In 2020, the Company had the following corporate restructuring:

i) Transportadora Associada de Gás S.A., Liquigás Distribuidora S.A., Investimentos e Participações de Sondas (FIP Sondas) and Sete Brasil Participações S.A. were divested;

ii) Termomacaé Comercializadora de Energia S.A. (TMC) was merged into Petrobras Comercializadora de Energia (PBEN);

iii) Petrobras Negócios Eletrônicos S.A. (E-Petro) was merged into Petrobras, with no capital increase. Thus, Procurement Negócios Eletrônicos became a subsidiary of Petrobras;

iv) Creation of subsidiaries Refinaria de Mucuripe S.A., Refinaria de Manaus S.A., Paraná Xisto S.A. and Refinaria de Mataripe S.A. (see note 32.3).

The main investees of PIB BV are:

·	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras ;
·	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
·	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to E&P activities (MP Gulf of Mexico, LLC); and
·	PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (65%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (42.5%) and Lapa BV (10%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia. In December 2020, PNBV transferred to Sete Brasil, for the symbolic amount of 7 Euros, its 15% equity interest which held in each of the Dutch structured entities controlled by Sete Brasil: Arpoador Drilling B.V., Marambaia Drilling B.V., Grumari Drilling B.V., Copacabana Drilling B.V., Leme Drilling B.V., Leblon Drilling B.V. and Ipanema Drilling B.V. After this disposal, Petrobras no longer holds any interests in subsidiaries of Sete Brasil.

On January 14, 2020, PIB BV concluded the sale of its remaining 50% interest in Petrobras Oil & Gas B.V. - PO & GBV to Petrovida Holding B.V.

31.2.	Investments in associates and joint ventures
	Balance at 12.31.2019	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2020
Joint Ventures	1,192	7	(65)	(2)	(91)	(133)	−	(95)	813
MP Gulf of Mexico, LLC/PIB BV	577	-	-	3	(179)	−	-	(35)	366
Distribuidoras Estaduais de Gás Natural/Gaspetro	380	-	-	-	58	(87)	-	(53)	298
Compañia Mega S.A. - MEGA	79	-	-	-	10	(7)	-	-	82
Other joint ventures	156	7	(65)	(5)	20	(39)	-	(7)	67
Associates (*)	4,302	8	−	(196)	(568)	(667)	(292)	(132)	2,455
Nova Transportadora do Sudeste	239	-	-	(12)	49	(54)	-	(46)	176
Transportadora Associada de Gás S.A.	283	-	-	(202)	19	(82)	(18)	-	−
Others Associates	3,780	8	-	18	(636)	(531)	(274)	(86)	2,279
Other investments	5	-	-	-	−	(3)	3	-	5
Total	5,499	15	(65)	(198)	(659)	(803)	(289)	(227)	3,273

(*) It includes Petrobras Distribuidora and Braskem, mainly hedge accounting on future exports and provision for decommissioning costs of halite deposits.
31.3.	Investments in non- consolidated listed companies
	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2020	12.31.2019	Type	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Associate
Petrobras Distribuidora S.A.	436,875	436,875	Common	4.26	7.46	1,860	3,259
						1,860	3,259
Associate
Braskem S.A.	212,427	212,427	Common	4.85	7.82	1,031	1,662
Braskem S.A.	75,762	75,762	Preferred A	4.54	7.41	344	561
						1,375	2,223

The fair value of these shares does not necessarily reflect the realizable value upon sale of a large block of shares.

Braskem S.A. and BR Distribuidora S.A. - Investments in non-consolidated listed companies

Information on the main estimates used in the cash flow projections to determine the value in use of Braskem and BR Distribuidora is set out in Note 27.3.

31.4.	Non-controlling interest

The total amount of non-controlling interest at December 31, 2020 is US$ 528 (US$ 892 in 2019) primarily comprising US$ 213 of Gaspetro (US$ 263 in 2019), US$ 65 of Consolidated Structured Entities (US$ 203 in 2019), US$ 192 of FIDC (US$ 343 in 2019), and US$ 39 of Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG (US$ 69 in 2019).

Condensed financial information is set out as follows:

	Gaspetro		Consolidated Structured entities		FIDC		TBG

	2020	2019	2020	2019	2020	2019	2020	2019
Current assets	81	91	897	793	3,951	16,377	228	154
Long-term receivables	50	61	460	586	−	−	−	−
Investments	298	380	−	−	−	−	−	−
Property, plant and equipment	−	1	−	−	−	−	313	430
Other non-current assets	53	73	1	−	−	−	3	3
	482	606	1,358	1,379	3,951	16,377	544	587
Current liabilities	25	40	1,043	8	1	6	206	105
Non-current liabilities	23	28	132	1,104	−	−	257	340
Shareholders' equity	434	538	183	267	3,950	16,371	81	142
	482	606	1,358	1,379	3,951	16,377	544	587
Sales revenues	83	136	−	−	−	−	310	426
Net income	64	89	(195)	41	416	910	111	180
Increase (decrease) in cash and cash equivalents	(4)	7	227	16	2	786	25	3

Gaspetro, a Petrobras’ subsidiary, holds interests in several state distributors of natural gas in Brazil. The Company holds 51% of interests in this indirect subsidiary.

The structured entities are Charter Development LLC (CDC), dedicated to construct, acquire and charter FPSOs, and Companhia de Desenvolvimento e Modernização de Plantas Industriais (CDMPI), which is dedicated to coking and hydrotreating of coke naptha from Henquique Lage refinery (REVAP).

The Credit Rights Investment Fund (FIDC) is a fund mainly intended to securitize “performed” and “non-performed” credits for operations carried out by the Company’s subsidiaries, aiming to optimize cash management.

TBG is an indirect subsidiary which operates in natural gas transmission activities mainly through Bolivia-Brazil Gas Pipeline. The Company holds 51% of interests in this indirect subsidiary.

31.5.	Summarized information on joint ventures and associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical, refining, production, trade and logistics of oil products, gas distribution, biofuels, thermoelectric power plants, and other activities. Condensed financial information is set out below:

	2020				2019

	Joint ventures			Associates	Joint ventures			Associates

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil

Current assets	795	277	137	9,968	1,147	372	165	9,226
Non-current assets	385	259	4	3,941	486	−	5	4,880
Property, plant and equipment	492	2,380	62	9,914	641	3,132	48	20,210
Other non-current assets	482	2	−	761	634	−	−	1,579
	2,154	2,918	203	24,584	2,908	3,504	218	35,895
Current liabilities	573	228	58	7,279	790	237	74	6,751
Non-current liabilities	661	789	17	15,246	808	373	19	28,878
Shareholders' equity	887	1,535	81	2,358	1,270	2,317	79	255
Non-controlling interest	33	366	47	(299)	40	577	46	11
	2,154	2,918	203	24,584	2,908	3,504	218	35,895

Sales revenues	2,056	748	−	28,425	1,610	1,300	−	40,218
Net Income (loss) for the year	93	(607)	9	(241)	246	423	17	2,416
Ownership interest - %	23.5 to 83%	20%	34 to 45%	4.59 to 40%	20 to 51.5%	20%	34 to 45%	4.59 to 40%
31.6.	Accounting policy for investments in subsidiaries, joint operations, joint ventures and associates

Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.

Control is achieved when Petrobras: i) has power over the investee; ii) is exposed, or has rights, to variable returns from involvement with the investee; and iii) has the ability to use its power to affect its returns.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control no longer exists, by using accounting policies consistent with those adopted by Petrobras. Note 11 sets out the consolidated entities and other direct investees.

Investments structured through a separate vehicle are set up so that the voting rights, or similar rights, are not the dominant factor to determine who controls the entity. At December 31, 2020, Petrobras controls and consolidates the following structured entities: CDC (U.S.A., E&P); CDMPI (Brazil, RT&M) and FIDC (Brazil, Corporate, others).

Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.

Investments in other companies

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but not the ability to exercise control or joint control over those polices. The definition of control is set out in note 4.1.

A joint arrangement is an arrangement over which two or more parties have joint control (pursuant to contractual provisions). A joint arrangement is classified either as a joint operation or as a joint venture depending on the rights and obligations of the parties to the arrangement.

In a joint operation, the parties have rights to the assets and obligations for the liabilities related to the arrangement, while in a joint venture the parties have rights to the net assets of the arrangement. Some of the Company's activities in the E&P segment are conducted through joint operations.

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method. In a joint operation the Company recognizes the amount of its assets, liabilities and related income and expenses.

Accounting policies of joint ventures and associates have been adjusted, where necessary, to ensure consistency with the policies adopted by Petrobras. Distributions received from an investee reduce the carrying amount of the investment.

Business combination and Goodwill

A business combination is a transaction in which the acquirer obtains control of another business, regardless it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.

Goodwill is measured as the excess of the aggregate amount of: (i) the consideration transferred; (ii) the amount of any non-controlling interest in the acquiree; and (iii) in a business combination achieved in stages, the fair value of the acquirer’s previously held equity interest in the acquiree at the acquisition-date; over the net of the amounts of the identifiable assets acquired and the liabilities assumed. When this aggregate amount is lower than the net of the amounts of the identifiable assets acquired and the liabilities assumed, a gain on a bargain purchase is recognized in the statement of income.

Changes in ownership interest in subsidiaries that do not result in loss of control of the subsidiary are equity transactions. Any excess of the amounts paid/received, including directly attributable costs, over the carrying value of the ownership interest acquired/disposed of is recognized in shareholders’ equity as changes in interest in subsidiaries.